Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 111,670	$ 15,969	¥ 58,180
Two Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance			¥ 49,373
Three Customer [Member]
Concentration Risk [Line Items]
Accounts receivable, net of allowance	¥ 56,522	$ 8,083
Accounts Receivable [Member] | Two Customer [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	85.00%
Accounts Receivable [Member] | Three Customer [Member] | Customer Concentration Risk [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	51.00%